AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 90.3%
Long-Term Municipal Bonds – 85.8%
Alabama – 1.4%
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	$150	$149,532
County of Jefferson AL Sewer Revenue Series 2024 5.25%, 10/01/2044	100	109,301
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054	100	108,674
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	200	214,492

		581,999

Arizona – 2.7%
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	308,743
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	250	248,508
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	500	553,821

		1,111,072

California – 8.0%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	250	267,842
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	200	214,550
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	85,473
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	70,853
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	455	52,918

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 06/01/2051	$460	$477,447
San Francisco Bay Area Rapid Transit District Series 2017 4.00%, 08/01/2037	300	303,476
San Francisco Intl Airport Series 2024 5.00%, 05/01/2034	500	561,618
San Francisco Intl Airport (SFO Fuel Co. LLC) Series 2019 5.00%, 01/01/2047	1,000	1,026,534
State of California Series 2024 5.00%, 08/01/2044(b)	200	226,706

		3,287,417

Colorado – 1.4%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2034	400	447,196
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 5.50%, 04/01/2044(a)	100	104,157

		551,353

Connecticut – 2.5%
State of Connecticut Special Tax Revenue Series 2018-B 5.00%, 10/01/2025	1,000	1,025,980

District of Columbia – 4.7%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	101,925
Metropolitan Washington Airports Authority Aviation Revenue Series 2022-A 5.00%, 10/01/2031	100	109,762
Series 2023-A 5.00%, 10/01/2035	1,000	1,093,946
Metropolitan Washington Airports Authority Aviation Revenue (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 10/01/2027 (Pre-refunded/ETM)	200	200,324
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	425,684

		1,931,641

	Principal Amount (000)	U.S. $ Value

Florida – 2.1%
Capital Trust Authority (Mason Classical Academy, Inc.) Series 2024 5.00%, 06/01/2054(a)	$150	$151,524
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.00%, 07/01/2044	100	105,174
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	100	102,395
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) Series 2019 5.00%, 10/01/2036	155	160,149
Hillsborough County Aviation Authority Series 2024 5.25%, 10/01/2044	300	325,691

		844,933

Georgia – 8.2%
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.00%, 10/01/2043	200	214,254
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	300	315,903
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,034,203
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2024-B 5.00%, 12/01/2054	1,000	1,084,060
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2063	700	715,262

		3,363,682

Illinois – 3.0%
Chicago Board of Education Series 2021-A 5.00%, 12/01/2036	120	125,494
Series 2023-A 5.00%, 12/01/2034	100	108,085
6.00%, 12/01/2049	140	155,053
Metropolitan Pier & Exposition Authority Series 2017 0.00%, 12/15/2042(c)	100	74,579
Series 2020 5.00%, 06/15/2050	275	284,833

	Principal Amount (000)	U.S. $ Value

NATL Series 2002 Zero Coupon, 06/15/2035	$150	$98,425
State of Illinois Series 2020-B 4.00%, 10/01/2033	100	101,172
Series 2023-B 5.50%, 05/01/2047	250	274,353

		1,221,994

Indiana – 2.1%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	103,782
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	100	105,368
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	300	286,921
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	165,754
Series 2023-F 7.75%, 03/01/2067	100	108,142
BAM Series 2023 5.25%, 03/01/2067	100	107,234

		877,201

Kentucky – 2.5%
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2044	350	378,701
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	200	217,175
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The)) Series 2024-A 5.00%, 05/01/2055	200	212,291
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	200	219,283

		1,027,450

Louisiana – 0.3%
Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC) Series 2024 5.50%, 09/01/2054	100	108,480

	Principal Amount (000)	U.S. $ Value

Maryland – 4.1%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	$370	$388,657
State of Maryland Series 2017-B 5.00%, 08/01/2025	1,000	1,021,930
State of Maryland Department of Transportation Series 2016 4.00%, 09/01/2024	250	250,000

		1,660,587

Nevada – 1.9%
Reno-Tahoe Airport Authority Series 2024 5.25%, 07/01/2044(b)	300	321,913
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	200	201,914
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2035	235	246,782

		770,609

New Hampshire – 2.4%
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	960	965,206

New Jersey – 2.2%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AGM Series 2006-C Zero Coupon, 12/15/2033	100	72,867
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	425	465,042
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	350	353,159

		891,068

New York – 11.7%
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.00%, 07/01/2032	550	600,836
Federal Home Loan Mortgage Corp. Freddie Mac Multifamily ML Certificates Series 2024-ML21, Class AUS 4.617%, 08/25/2041	100	106,215

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2017 Zero Coupon, 11/15/2033	$425	$303,161
Series 2018-B 5.00%, 11/15/2024	560	562,115
Series 2020-C 4.75%, 11/15/2045	275	281,914
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	150	173,658
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015-C 5.00%, 11/01/2025	1,250	1,268,468
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 6.00%, 06/30/2054	120	131,109
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	250	249,989
5.25%, 01/01/2050	100	99,998
Port Authority of New York & New Jersey Series 2020-2 4.00%, 07/15/2037	900	906,563
Suffolk Regional Off-Track Betting Co. Series 2024 5.75%, 12/01/2044	100	104,622

		4,788,648

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	100	91,895

Oregon – 1.2%
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2047	500	478,322

Pennsylvania – 9.1%
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	100	84,167
5.00%, 07/01/2030	100	101,558
Commonwealth of Pennsylvania Series 2023 5.00%, 09/01/2025	1,000	1,025,058
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2039	300	333,141

	Principal Amount (000)	U.S. $ Value

Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	$1,000	$1,055,446
Pocono Mountains Industrial Park Authority (St Luke’s Hospital Obligated Group) Series 2015 5.00%, 08/15/2040	1,140	1,144,473

		3,743,843

Puerto Rico – 0.5%
Commonwealth of Puerto Rico Series 2022-C Zero Coupon, 11/01/2043	178	112,299
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019-A 5.00%, 07/01/2058	100	100,397

		212,696

South Carolina – 6.4%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	1,000	1,051,343
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	500	561,253
South Carolina Public Service Authority Series 2021-A 4.00%, 12/01/2035	1,000	1,023,946

		2,636,542

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-B Zero Coupon, 12/01/2031(a)	100	68,547
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I LLC) Series 2024 5.25%, 06/01/2056(a)	100	103,069

		171,616

Texas – 1.3%
Central Texas Turnpike System Series 2024-C 5.00%, 08/15/2038	100	111,512
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.125%, 01/01/2044(a)	100	106,054

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	$200	$225,209
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	100	101,749

		544,524

Virginia – 2.7%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	1,005,698
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	100	114,688

		1,120,386

Washington – 2.2%
King & Snohomish Counties School District No. 417 Northshore Series 2024 5.00%, 12/01/2040	100	113,628
State of Washington Series 2020 5.00%, 07/01/2025	750	764,483

		878,111

Wisconsin – 0.6%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(a)	150	154,046
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	100	101,892

		255,938

Total Long-Term Municipal Bonds (cost $34,664,991)		35,143,193

Short-Term Municipal Notes – 4.5%
Colorado – 1.2%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County, Inc.) Series 2008 4.00%, 02/01/2038(d)	500	500,000

	Principal Amount (000)	U.S. $ Value

Indiana – 0.5%
Indiana Municipal Power Agency Series 2019-B 3.55%, 01/01/2042(d)	$200	$200,000

Massachusetts – 0.5%
Massachusetts Development Finance Agency (Trustees of Boston University) Series 2018-U 3.80%, 10/01/2042(d)	200	200,000

New York – 1.1%
City of New York NY Series 2008-L 3.60%, 04/01/2038(d)	450	450,000

Wisconsin – 1.2%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.) Series 2023-B 3.80%, 12/01/2033(d)	500	500,000

Total Short-Term Municipal Notes (cost $1,850,000)		1,850,000

Total Municipal Obligations (cost $ 36,514,991)		36,993,193

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
New Hampshire Business Finance Authority Series 2024-2, Class A 3.625%, 08/20/2039 (cost $90,296)	100	94,684

SHORT-TERM INVESTMENTS – 9.0%
U.S. Treasury Bills – 9.0%
United States – 9.0%
U.S. Treasury Bill Zero Coupon, 10/03/2024	500	497,858
Zero Coupon, 10/24/2024	1,500	1,489,110
Zero Coupon, 10/31/2024	1,000	991,783
Zero Coupon, 11/21/2024	700	692,320

Total Short-Term Investments (cost $3,671,180)		3,671,071

U.S. $ Value

Total Investments – 99.5% (cost $40,276,467)(e)	$40,758,948
Other assets less liabilities – 0.5%	199,966

Net Assets – 100.0%	$40,958,914

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.21%	USD	700	$57,446	$34,483	$22,963

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	650	12/13/2030	1 Day SOFR	4.273%	Annual	$28,717	$—	$28,717
USD	400	12/13/2030	1 Day SOFR	4.299%	Annual	18,272	—	18,272
USD	200	07/31/2031	1 Day SOFR	3.616%	Annual	2,147	—	2,147
USD	1,480	08/15/2031	1 Day SOFR	3.325%	Annual	(9,758)	—	(9,758)
USD	500	09/15/2031	1 Day SOFR	3.464%	Annual	987	—	987
USD	1,950	12/15/2031	1 Day SOFR	4.150%	Annual	84,376	—	84,376
USD	500	12/15/2031	1 Day SOFR	3.789%	Annual	11,164	32	11,132
USD	200	08/15/2034	3.304%	1 Day SOFR	Annual	2,685	—	2,685
USD	170	07/15/2044	1 Day SOFR	3.764%	Annual	5,491	—	5,491

						$144,081	$32	$144,049

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $1,359,085 or 3.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $677,688 and gross unrealized depreciation of investments was $(27,895), resulting in net unrealized appreciation of $649,493.

As of August 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.5% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$35,143,193	$—	$35,143,193
Short-Term Municipal Notes	—	1,850,000	—	1,850,000
Commercial Mortgage-Backed Securities	—	94,684	—	94,684
Short-Term Investments	—	3,671,071	—	3,671,071

Total Investments in Securities	—	40,758,948	—	40,758,948
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps	—	57,446	—	57,446
Centrally Cleared Interest Rate Swaps	—	153,839	—	153,839
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(9,758)	—	(9,758)

Total	$—	$40,960,475	$—	$40,960,475

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.